BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Product Warranty Liability [Table Text Block]
Activity in the product warranty liability is as follows:

Balance December 31, 2013	$46,000
Increase for 2014 sales	153,000
Settlements and payments	(43,000)
Balance December 31, 2014	156,000
Increase for 2015 sales	140,000
Settlements and payments	(62,000)
Balance December 31, 2015	$234,000